Notes to the consolidated balance sheet - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 46,271	€ 90,014
Financial liabilities	72,156	63,821
Financial assets, at fair value	46,271	90,014
Financial liabilities, at fair value	71,559	63,821
Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	63,903	53,945
Financial liabilities carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,253	9,876
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31,014	28,663
Financial liabilities, at fair value	30,417	28,663
Long-term debt | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31,014	28,663
Derivative instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,253	9,876
Financial liabilities, at fair value	8,253	9,876
Derivative instruments | Financial liabilities carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,253	9,876
Short-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,121	5,851
Financial liabilities, at fair value	4,121	5,851
Short-term debt | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,121	5,851
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,691	19,359
Financial liabilities, at fair value		19,359
Trade payables | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,691	19,359
Long-term contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	61	55
Financial liabilities, at fair value		55
Long-term contract liabilities | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	61	55
Short-term contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6	6
Financial liabilities, at fair value		6
Short-term contract liabilities | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6	6
Other miscellaneous payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12	12
Financial liabilities, at fair value		12
Other miscellaneous payables | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12	12
Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	46,271	90,014
Long-term accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	79	65
Financial assets, at fair value	79	65
Long-term accrued income | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	79	65
Long-term deposit accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,300	700
Financial assets, at fair value	9,300	700
Long-term deposit accounts | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,300	700
Long-term security deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	8
Financial assets, at fair value	8	8
Long-term security deposits | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	8
Advance payment
Disclosure of detailed information about financial instruments [line items]
Financial assets	895	895
Financial assets, at fair value	895	895
Advance payment | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	895	895
Current accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	758	117
Financial assets, at fair value	758
Current accrued income | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	758	117
Shortterm deposit accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	50	1,048
Financial assets, at fair value	50	1,048
Shortterm deposit accounts | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	50	1,048
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,224	0
Financial assets, at fair value	2,224	0
Trade receivables | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,224	0
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,717	444
Financial assets, at fair value	1,717	444
Other receivables | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,717	444
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,240	86,736
Financial assets, at fair value	31,240
Cash and cash equivalents | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 31,240	€ 86,736